Note 38 - Structured Entities - Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Repackaging and Investment Entities [Member]
Assets [Abstract]
Cash and central bank balances	€ 0	€ 0
Interbank balances (w/o central banks)	1	1
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	321	237
Trading assets	152	193
Positive market values from derivative financial instruments	169	44
Non-trading financial assets mandatory at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans at amortized cost	188	233
Other assets	1	1
Total assets	510	472
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	1	43
Negative market values from derivative financial instruments	1	43
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	1	43
Off-balance sheet exposure	0	0
Total	509	429
Third Party Funding Entities [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	1,009	373
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	4,314	4,137
Trading assets	2,489	2,663
Positive market values from derivative financial instruments	386	450
Non-trading financial assets mandatory at fair value through profit or loss	1,439	1,024
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	1,212	893
Loans at amortized cost	63,015	66,033
Other assets	735	677
Total assets	70,285	72,112
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	45	51
Negative market values from derivative financial instruments	45	51
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	45	51
Off-balance sheet exposure	8,085	8,737
Total	78,325	80,798
Securitizations [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	382	209
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	4,652	3,372
Trading assets	3,773	2,750
Positive market values from derivative financial instruments	38	6
Non-trading financial assets mandatory at fair value through profit or loss	841	615
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	479	330
Loans at amortized cost	34,260	31,002
Other assets	4,361	3,406
Total assets	44,134	38,319
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	138	71
Negative market values from derivative financial instruments	138	71
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	138	71
Off-balance sheet exposure	12,915	10,720
Total	56,912	48,967
Funds [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	2	9
Central bank funds sold and securities purchased under resale agreements	4,532	3,482
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	71,818	53,909
Trading assets	4,075	3,302
Positive market values from derivative financial instruments	6,044	3,272
Non-trading financial assets mandatory at fair value through profit or loss	61,699	47,335
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	194	264
Loans at amortized cost	21,540	19,433
Other assets	7,774	10,581
Total assets	105,858	87,679
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	6,549	5,098
Negative market values from derivative financial instruments	6,549	5,098
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	6,549	5,098
Off-balance sheet exposure	8,089	6,386
Total	107,398	88,967
Total [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	3	11
Central bank funds sold and securities purchased under resale agreements	5,923	4,064
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	81,105	61,654
Trading assets	10,490	8,908
Positive market values from derivative financial instruments	6,636	3,772
Non-trading financial assets mandatory at fair value through profit or loss	63,978	48,974
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	1,885	1,487
Loans at amortized cost	119,003	116,701
Other assets	12,871	14,665
Total assets	220,788	198,582
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	6,733	5,264
Negative market values from derivative financial instruments	6,733	5,264
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	6,733	5,264
Off-balance sheet exposure	29,089	25,843
Total	€ 243,144	€ 219,162